Long-term incentive and warrant programs	9 Months Ended
Sep. 30, 2020
Long-term incentive and warrant programs
Long-term incentive and warrant programs

Note 19 - Long-term incentive and warrant programs

On September 14, 2020, Zealand granted 63,217 new warrants and 5,864 RSUs to employees in the United States.

Grant of warrants

The warrant program is an incentive scheme reflecting Zealand’s objective to attract and retain first-rate employees and to help ensure shared short- and long-term interests for the management and employees with shareholders of Zealand.

A total of 63,217 warrants have been granted, giving the rights to subscribe for up to 63,217 new Zealand shares with a nominal value of DKK 1 each, corresponding to 0.2% of Zealand's total outstanding share capital. The exercise price is DKK 216.80, calculated as the closing price of Zealand’s shares on Nasdaq Copenhagen on September 11, 2020.

The warrants will vest annually over a three-year period, and the exercise of the warrants may take place, in whole or in part, in defined time windows from September 14, 2021 up to and including September 13, 2030.

The exercise time windows are defined as four times a year during a four-week window following the time of publication of either Zealand's annual report or quarterly or semi-annual reports (three, nine and nine months respectively).

The total new warrants granted have a combined market value of DKK 5,676,887 calculated on the basis of the Black–Scholes model. The cost of each warrant is DKK 89.80 based on Black-Scholes parameters for U.S. grants based with an average volatility of 45.6%, an average risk-free interest rate of -0.495%, and a share price of DKK 216.80.

Long-term incentive program

Zealand’s LTIP is intended to drive long-term performance, align management’s interests with those of Zealand’s shareholders, and support the attraction, retention and motivation of first-rate executive talent. The members of the Executive Management and Corporate Management are eligible to receive an annual grant of restricted share units (RSUs) free of charge. The 2020 RSU grants have a three-year vesting period from September 14, 2020 to September 13, 2023. Each vested RSU entitles the holder to receive one share in Zealand at no cost, provided the holders continued employment throughout the vesting period.

This grant of RSUs under the LTIP will have an estimated aggregate theoretical value of DKK 1.3 million, while each RSU has a value of DKK 220.50.

The value of the RSUs is determined as the simple average of the closing price of the Zealand share on Nasdaq Copenhagen A/S for a period of five trading days prior to the grant date.